Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 264	$ 262
Intangible assets with finite lives:
Intangible assets, gross	4,952	1,159
Accumulated amortization:
Accumulated amortization	(1,033)	(423)
Intangible assets with indefinite lives, Net	264	262
Intangible assets	3,919	736
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,081	321
Accumulated amortization:
Accumulated amortization	(256)	(184)
Intangible assets with definite lives, Net	825	137
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	50	49
Accumulated amortization:
Accumulated amortization	(50)	(49)
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,093	112
Accumulated amortization:
Accumulated amortization	(569)	(112)
Intangible assets with definite lives, Net	1,524
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,049
Accumulated amortization:
Accumulated amortization	(60)
Intangible assets with definite lives, Net	989
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Accumulated amortization:
Accumulated amortization	(98)	(78)
Intangible assets with definite lives, Net	$ 317	$ 337